Financial Risk Management - Summary of Movement of Interest Bearing Liabilities and Related Derivatives (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Proceeds from interest bearing liabilities	$ 4,129	$ 5,091	$ 8,182
Settlements of debt related instruments	(147)	(321)	(677)
Repayment of interest bearing liabilities	(1,675)	(7,327)
Change from Net financing cash flows	2,307	(2,557)
Bank loans [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
At the beginning of the financial year	2,610	7,502
Proceeds from interest bearing liabilities	1,150	400
Repayment of interest bearing liabilities	(40)	(5,319)
Change from Net financing cash flows	1,110	(4,919)
Other movements:
Interest rate impacts	11
Foreign exchange impacts	7	24
Other interest bearing liabilities/derivative related changes	(7)	3
At the end of the financial year	3,731	2,610	7,502
Notes and debentures [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
At the beginning of the financial year	14,932	11,819
Proceeds from interest bearing liabilities	2,979	4,691
Repayment of interest bearing liabilities	(894)	(1,338)
Change from Net financing cash flows	2,085	3,353
Other movements:
Interest rate impacts	252	(214)
Foreign exchange impacts	369	(35)
Other interest bearing liabilities/derivative related changes	15	9
At the end of the financial year	17,653	14,932	11,819
Lease Liabilities [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
At the beginning of the financial year	3,116	3,019
Repayment of interest bearing liabilities	(712)	(656)
Change from Net financing cash flows	(712)	(656)
Other movements:
Divestment of subsidiaries and operations		(60)
Foreign exchange impacts	(13)	(16)
Lease additions	870	593
Remeasurement of index-linked freight contracts	(297)	230
Other interest bearing liabilities/derivative related changes	(11)	6
At the end of the financial year	2,953	3,116	3,019
Bank overdraft and short-term borrowings [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
At the beginning of the financial year	3	5
Other movements:
Other interest bearing liabilities/derivative related changes	(2)	(2)
At the end of the financial year	1	3	5
Other interest bearing liabilities [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
At the beginning of the financial year	57
Repayment of interest bearing liabilities	(29)	(14)
Change from Net financing cash flows	(29)	(14)
Other movements:
Other interest bearing liabilities/derivative related changes	130	71
At the end of the financial year	158	57
Cross currency and interest rate swaps [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
At the beginning of the financial year	1,395	1,572
Settlements of debt related instruments	(147)	(321)
Change from Net financing cash flows	(147)	(321)
Other movements:
Interest rate impacts	(265)	188
Foreign exchange impacts	(369)	35
Other interest bearing liabilities/derivative related changes	(19)	(79)
At the end of the financial year	$ 595	$ 1,395	$ 1,572